Earnings (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings (Loss) Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 13—EARNINGS (LOSS) PER SHARE

The computation of weighted average shares outstanding and the basic and diluted loss per common share attributable to common shareholders for the three and nine months ended September 30, 2023 and 2022 consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Net loss attributable to common shareholders	$(5,981,334)	$(13,440,062)	$(11,336,623)	$(14,801,040)
Weighted-average common shares outstanding – basic and diluted	496,849	32,570	202,354	21,092
Loss per common share attributable to common shareholders – basic and diluted	$(12.04)	$(412.65)	$(56.02)	$(701.74)

For the three and nine months ended September 30, 2023, there were 3,650,553 potential common share equivalents from warrants, convertible debt, and series A and B senior convertible preferred shares excluded from the diluted earnings per share calculations as their effect is anti-dilutive.

For the three and nine months ended September 30, 2022, there were 64,630 potential common share equivalents from warrants, convertible debt, and series A and B senior convertible preferred shares excluded from the diluted earnings per share calculations as their effect is anti-dilutive.

NOTE 18—EARNINGS (LOSS) PER SHARE

The computation of weighted average shares outstanding and the basic and diluted loss per common share attributable to common shareholders for the years ended December 31, 2022 and 2021 consisted of the following:

	Year Ended December 31, 2022	Year Ended December 31, 2021
Net loss per common share attributable to common shareholders	(20,071,529)	$(5,815,824)
Weighted average common shares outstanding	24,001	11,875
Basic and diluted loss per share	$(836.28)	$(489.75)

For the year ended December 31, 2022, there were 64,669 potential common share equivalents from warrants, convertible debt, and series A and B convertible preferred shares excluded from the diluted earnings per share calculations as their effect is anti-dilutive.

For the year ended December 31, 2021, there were 43,973 potential common share equivalents from warrants, convertible debt, and series A convertible preferred shares excluded from the diluted earnings per share calculations as their effect is anti-dilutive.